TAXES (Details)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
TAXES
PRC statutory income tax rate	25.00%	25.00%
Effect of PRC preferential tax rate	(10.00%)	(10.00%)
Effect of other deductible expenses	(15.00%)	(15.00%)
Total	0.00%	0.00%